UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio

June 30, 2010
unaudited
Common stocks — 93.66%	Shares	Value (000)

INFORMATION TECHNOLOGY — 17.81%
Microsoft Corp.	29,009,600	$667,511
Oracle Corp.	27,152,500	582,693
Google Inc., Class A1	1,254,000	557,967
EMC Corp.1	29,875,000	546,712
Apple Inc.1	1,646,500	414,144
Cisco Systems, Inc.1	17,955,100	382,623
Samsung Electronics Co. Ltd.2	574,400	360,659
Texas Instruments Inc.	13,560,000	315,677
Yahoo! Inc.1	22,779,000	315,034
SAP AG2	4,408,000	195,794
SAP AG (ADR)	1,545,000	68,444
Canon, Inc.2	7,085,100	264,154
MediaTek Inc.2	18,748,714	261,489
Corning Inc.	16,000,000	258,400
ASML Holding NV2	5,434,444	149,238
ASML Holding NV (New York registered)	2,736,000	75,158
Nintendo Co., Ltd.2	715,000	208,277
Taiwan Semiconductor Manufacturing Co. Ltd.2	84,263,224	157,564
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,090,348	30,162
Hewlett-Packard Co.	4,300,000	186,104
International Business Machines Corp.	1,500,000	185,220
HTC Corp.2	9,046,723	120,024
Juniper Networks, Inc.1	5,000,000	114,100
Xilinx, Inc.	3,000,000	75,780
Hon Hai Precision Industry Co., Ltd.1,2	18,000,000	63,218
Murata Manufacturing Co., Ltd.2	1,300,000	61,916
Applied Materials, Inc.	5,000,000	60,100
Visa Inc., Class A	800,000	56,600
KLA-Tencor Corp.	1,704,997	47,535
Tokyo Electron Ltd.2	688,500	37,181
Tyco Electronics Ltd.	1,153,125	29,266
		6,848,744

HEALTH CARE — 12.10%
Novo Nordisk A/S, Class B2	14,153,600	1,141,710
Bayer AG2	6,617,360	369,216
Roche Holding AG2	2,294,300	315,062
Novartis AG2	6,433,000	312,106
Hospira, Inc.1	5,102,000	293,110
Merck & Co., Inc.	7,727,573	270,233
Smith & Nephew PLC2	25,605,330	241,077
CSL Ltd.2	8,770,685	239,204
UCB SA2	6,944,788	217,574
Stryker Corp.	3,817,000	191,079
Mindray Medical International Ltd., Class A (ADR)	4,909,000	154,241
Baxter International Inc.	3,565,000	144,882
AstraZeneca PLC (United Kingdom)2	2,680,000	125,926
Johnson & Johnson	2,000,000	118,120
Sonic Healthcare Ltd.2	11,350,000	98,867
Pfizer Inc	5,985,000	85,346
St. Jude Medical, Inc.1	1,700,000	61,353
Intuitive Surgical, Inc.1	175,000	55,234
Pharmaceutical Product Development, Inc.	2,117,900	53,816
Allergan, Inc.	800,000	46,608
Human Genome Sciences, Inc.1	2,000,000	45,320
Edwards Lifesciences Corp.1	806,600	45,186
Amgen Inc.1	545,000	28,667
		4,653,937

FINANCIALS — 11.53%
UBS AG1,2	31,528,339	417,926
JPMorgan Chase & Co.	9,775,000	357,863
ACE Ltd.	6,354,000	327,104
Bank of Nova Scotia	5,320,000	245,123
Prudential PLC2	29,450,716	220,736
American Express Co.	5,000,000	198,500
Allianz SE2	1,983,000	196,905
CapitaMalls Asia Ltd.2	131,600,000	195,895
Bank of China Ltd., Class H2	388,115,000	195,800
Citigroup Inc.1	51,900,000	195,144
ICICI Bank Ltd.2	10,390,000	190,525
HSBC Holdings PLC (United Kingdom)2	17,569,796	160,290
Moody’s Corp.	7,400,100	147,410
AXA SA2	8,851,207	134,236
Northern Trust Corp.	2,687,500	125,506
Morgan Stanley	5,000,000	116,050
Banco Santander, SA2	10,959,233	115,159
Nomura Holdings, Inc.2	19,000,000	104,015
Bank of America Corp.	6,425,000	92,327
Macquarie Group Ltd.2	2,580,000	79,397
Tokio Marine Holdings, Inc.2	2,900,000	75,964
Westpac Banking Corp.2	4,185,444	73,912
Berkshire Hathaway Inc., Class A1	605	72,600
XL Group PLC	4,227,000	67,674
DnB NOR ASA2	6,735,174	64,808
ING Groep NV, depository receipts1,2	8,671,773	64,383
BNP Paribas SA2	988,431	52,777
Aon Corp.	1,230,000	45,658
Royal Bank of Scotland Group PLC1,2	67,452,000	40,625
Goldman Sachs Group, Inc.	195,000	25,598
Crédit Agricole SA2	2,000,000	20,473
QBE Insurance Group Ltd.2	809,331	12,317
National Bank of Greece SA1,2	161,017	1,755
		4,434,455

CONSUMER STAPLES — 10.98%
Anheuser-Busch InBev NV2	14,478,700	695,470
Pernod Ricard SA2	6,048,120	467,863
Nestlé SA2	7,580,000	365,735
Tesco PLC2	64,196,011	361,454
British American Tobacco PLC2	10,662,500	337,626
SABMiller PLC2	11,303,008	313,826
Unilever NV, depository receipts2	9,665,000	263,519
Beiersdorf AG2	3,515,000	193,224
Coca-Cola Co.	3,500,000	175,420
Philip Morris International Inc.	3,640,000	166,858
PepsiCo, Inc.	2,395,000	145,975
Colgate-Palmolive Co.	1,760,000	138,618
Procter & Gamble Co.	1,900,000	113,962
Avon Products, Inc.	4,240,000	112,360
Coca-Cola Amatil Ltd.2	9,500,875	95,152
Wal-Mart de México, SAB de CV, Series V	31,019,984	68,693
Wal-Mart de México, SAB de CV, Series V (ADR)	500,000	11,040
Shoprite Holdings Ltd.2	6,893,000	74,022
Danone SA2	1,043,800	55,741
Associated British Foods PLC2	2,975,000	42,761
Japan Tobacco Inc.2	7,555	23,487
		4,222,806

MATERIALS — 9.70%
Newmont Mining Corp.	13,750,000	848,925
Barrick Gold Corp.	15,500,000	703,855
Holcim Ltd2	3,878,793	259,635
Gold Fields Ltd.2	17,000,000	228,915
Syngenta AG2	921,525	212,798
Potash Corp. of Saskatchewan Inc.	2,225,000	191,884
Linde AG2	1,757,400	184,532
BHP Billiton Ltd.2	5,000,000	155,499
FMC Corp.	1,373,000	78,851
United States Steel Corp.	2,000,000	77,100
Impala Platinum Holdings Ltd.2	3,320,400	76,974
CRH PLC2	3,672,020	76,858
Ecolab Inc.	1,600,000	71,856
Rio Tinto PLC2	1,603,969	70,189
Alcoa Inc.	6,820,800	68,617
Akzo Nobel NV2	1,325,000	68,540
Monsanto Co.	1,300,000	60,086
Newcrest Mining Ltd.2	2,000,000	58,821
Xstrata PLC2	4,030,000	52,799
First Quantum Minerals Ltd.	947,300	47,652
Weyerhaeuser Co.	1,300,000	45,760
Nitto Denko Corp.2	1,400,000	45,677
Dow Chemical Co.	1,825,000	43,289
		3,729,112

CONSUMER DISCRETIONARY — 8.61%
Honda Motor Co., Ltd.2	18,027,500	523,546
Home Depot, Inc.	9,900,000	277,893
Amazon.com, Inc.1	2,250,000	245,835
Sony Corp.2	9,125,000	242,891
Naspers Ltd., Class N2	7,105,000	238,798
McDonald’s Corp.	3,470,000	228,569
Toyota Motor Corp.2	6,600,000	226,970
adidas AG2	4,085,478	197,198
H & M Hennes & Mauritz AB, Class B2	6,130,000	168,560
Burberry Group PLC2	12,875,000	145,184
Starbucks Corp.	5,000,000	121,500
Ford Motor Co.1	11,250,000	113,400
Time Warner Inc.	3,700,000	106,967
Industria de Diseño Textil, SA2	1,565,000	88,759
Suzuki Motor Corp.2	3,360,000	65,966
Swatch Group Ltd, non-registered shares2	186,118	52,087
Swatch Group Ltd2	245,770	12,568
Carnival Corp., units	2,000,000	60,480
Esprit Holdings Ltd.2	11,202,586	60,414
Nikon Corp.2	3,300,000	56,881
Harman International Industries, Inc.1	1,510,000	45,134
News Corp., Class A	2,420,000	28,943
		3,308,543

INDUSTRIALS — 8.61%
Schneider Electric SA2	4,364,934	441,796
United Technologies Corp.	4,630,000	300,533
Delta Air Lines, Inc.1	23,000,000	270,250
Ryanair Holdings PLC (ADR)1	6,564,303	177,827
FANUC LTD2	1,557,700	174,759
United Parcel Service, Inc., Class B	3,000,000	170,670
AMR Corp.1,3	20,000,000	135,600
UAL Corp.1	6,420,000	131,995
Geberit AG2	797,000	123,593
Vestas Wind Systems A/S1,2	2,961,472	123,102
Marubeni Corp.2	21,285,000	109,030
First Solar, Inc.1	870,000	99,032
Tyco International Ltd.	2,678,125	94,350
Siemens AG2	1,037,100	92,807
Michael Page International PLC2,3	16,800,000	92,732
European Aeronautic Defence and Space Co. EADS NV1,2	4,500,000	91,824
Emerson Electric Co.	2,000,000	87,380
Canadian Pacific Railway Ltd.	1,600,000	85,760
Deere & Co.	1,500,000	83,520
Orkla AS2	11,650,000	74,574
General Electric Co.	5,000,000	72,100
Alstom SA2	1,570,000	70,799
Finmeccanica SpA2	6,131,503	63,627
Precision Castparts Corp.	600,000	61,752
Komatsu Ltd.2	3,098,000	55,981
JGC Corp.2	1,490,000	22,588
		3,307,981

ENERGY — 6.07%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	8,180,000	280,738
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	983,150	29,298
Canadian Natural Resources, Ltd.	9,270,000	307,650
Reliance Industries Ltd.2	10,216,000	238,039
TOTAL SA2	4,902,000	218,161
Occidental Petroleum Corp.	2,500,000	192,875
Royal Dutch Shell PLC, Class A (ADR)	1,850,000	92,907
Royal Dutch Shell PLC, Class B2	2,585,998	62,610
Tenaris SA (ADR)	3,925,218	135,852
Cenovus Energy Inc.	4,850,000	124,832
Saipem SpA, Class S2	3,935,000	119,588
Schlumberger Ltd.	1,694,400	93,768
Oil Search Ltd.2	17,800,000	81,996
OAO Gazprom (ADR)2	4,331,500	81,469
Baker Hughes Inc.	1,800,000	74,826
Imperial Oil Ltd.	1,700,000	61,929
FMC Technologies, Inc.1	1,000,000	52,660
Eni SpA2	2,500,000	45,893
Chevron Corp.	575,743	39,070
		2,334,161

TELECOMMUNICATION SERVICES — 3.46%
América Móvil, SAB de CV, Series L (ADR)	8,781,948	417,143
América Móvil, SAB de CV, Series L	27,750,000	66,065
SOFTBANK CORP.2	9,398,600	248,420
Telefónica, SA2	13,227,000	244,256
Koninklijke KPN NV2	19,039,350	243,111
Vodafone Group PLC2	41,775,000	86,567
AT&T Inc.	990,000	23,948
		1,329,510

UTILITIES — 1.58%
GDF SUEZ2	9,418,588	266,476
SUEZ Environnement Co.2	8,101,958	133,474
E.ON AG2	4,705,000	126,657
CLP Holdings Ltd.2	11,260,000	81,526
		608,133

MISCELLANEOUS — 3.21%
Other common stocks in initial period of acquisition		1,235,695

Total common stocks (cost: $30,967,307,000)		36,013,077

	Principal amount
Bonds & notes — 0.01%	(000)

CONSUMER STAPLES — 0.01%
British American Tobacco International Finance PLC 9.50% 20184	$3,890	5,105

Total bonds & notes (cost: $3,874,000)		5,105

Short-term securities — 6.29%

Freddie Mac 0.17%–0.34% due 7/2/2010–1/14/2011	992,300	991,661
Fannie Mae 0.175%–0.51% due 7/20/2010–5/2/2011	430,700	430,270
Federal Home Loan Bank 0.15%–0.185% due 7/2–9/24/2010	152,800	152,771
Straight-A Funding LLC 0.26%–0.36% due 7/19–8/5/20104	125,330	125,298
Bank of Nova Scotia 0.19%–0.25% due 7/1–7/8/2010	102,900	102,898
Westpac Banking Corp. 0.31% due 8/2/20104	83,800	83,782
Québec (Province of) 0.22%–0.33% due 7/30–11/15/20104	77,300	77,220
International Bank for Reconstruction and Development 0.18%–0.22% due 7/6–7/12/2010	52,400	52,397
U.S. Treasury Bill 0.215%–0.305% due 8/26/2010	51,700	51,691
Credit Agricole North America, Inc. 0.275% due 7/7/2010	50,000	49,997
Eni Finance USA Inc. 0.24% due 7/9/20104	50,000	49,996
Oracle Corp. 0.25% due 7/14/20104	50,000	49,996
Coca-Cola Co. 0.23% due 7/21/20104	50,000	49,994
Commonwealth Bank of Australia 0.26% due 7/6/20104	39,000	38,998
BNP Paribas Finance Inc. 0.27% due 7/12/2010	38,500	38,496
Jupiter Securitization Co., LLC 0.35% due 7/14/20104	25,600	25,597
HSBC USA Inc. 0.30% due 7/13/2010	25,000	24,997
General Electric Capital Services, Inc. 0.29% due 7/15/2010	23,800	23,797

Total short-term securities (cost: $2,419,503,000)		2,419,856

Total investment securities (cost: $33,390,684,000)		38,438,038
Other assets less liabilities		14,869

Net assets		$38,452,907

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $18,700,572,000, which represented 48.63% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $505,986,000, which represented 1.32% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the nine months ended June 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/10 (000)

AMR Corp.*	15,000,000	5,000,000	—	20,000,000	$—	$135,600
Michael Page International PLC	16,455,000	345,000	—	16,800,000	1,285	92,732
UAL Corp.†	7,320,000	—	900,000	6,420,000	—	—
					$1,285	$228,332
*This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2009; it was not publicly disclosed.
†Unaffiliated issuer at 6/30/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Information technology	$4,969,230	$1,879,514	*	$—	$6,848,744
Health care	1,593,195	3,060,742	*	—	4,653,937
Financials	2,016,557	2,417,898	*	—	4,434,455
Consumer staples	932,926	3,289,880	*	—	4,222,806
Materials	2,237,875	1,491,237	*	—	3,729,112
Consumer discretionary	1,228,721	2,079,822	*	—	3,308,543
Industrials	1,770,769	1,537,212	*	—	3,307,981
Energy	1,486,405	847,756	*	—	2,334,161
Telecommunication services	507,156	822,354	*	—	1,329,510
Utilities	—	608,133	*	—	608,133
Miscellaneous	569,671	666,024	*	—	1,235,695
Bonds & notes	—	5,105		—	5,105
Short-term securities	—	2,419,856		—	2,419,856
Total	$17,312,505	$21,125,533		$—	$38,438,038

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $18,700,572,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,796,979
Gross unrealized depreciation on investment securities	(2,772,744)
Net unrealized appreciation on investment securities	5,024,235
Cost of investment securities for federal income tax purposes	33,413,803

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-907-0810O-S25509

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 27, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: August 27, 2010